27. Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Operatings Costs And Expenses [Abstract]
Schedule of operating cost and expences
	2019				2018
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total

	(7,433,731)	(4,986,289)	(1,717,859)	(14,137,879)	(7,701,418)	(4,970,780)	(1,608,319)	(14,280,517)

Personnel	(53,392)	(624,353)	(392,984)	(1,070,729)	(36,514)	(637,177)	(357,878)	(1,031,569)
Third-party services	(569,242)	(2,041,646)	(512,643)	(3,123,531)	(518,762)	(2,169,624)	(451,990)	(3,140,376)
Interconnection and means of connection	(1,419,464)	-	-	(1,419,464)	(2,513,176)	-	-	(2,513,176)
Depreciation and amortization	(4,132,223)	(256,898)	(739,860)	(5,128,981)	(3,119,954)	(162,804)	(671,562)	(3,954,320)
Taxes, fees and contributions	(32,120)	(817,369)	(18,846)	(868,335)	(31,754)	(866,197)	(18,333)	(916,284)
Rent and insurance	(291,302)	(121,795)	(20,590)	(433,687)	(591,226)	(146,877)	(67,387)	(805,490)
Cost of goods sold	(931,818)	-	-	(931,818)	(883,912)	-	-	(883,912)
Publicity and advertising	-	(355,234)	-	(355,234)	-	(421,588)	-	(421,588)
Losses on doubtful accounts	-	(748,291)	-	(748,291)	-	(544,881)	-	(544,881)
Other	(4,170)	(20,703)	(32,936)	(57,809)	(6,120)	(21,632)	(41,169)	(68,921)

	2017
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

	(8,002,077)	(4,575,177)	(1,424,643)	(14,001,897)

Personnel	(48,802)	(602,578)	(305,036)	(956,416)
Third-party services	(544,036)	(2,049,994)	(429,597)	(3,023,627)
Interconnection and means of connection	(2,632,593)	-	-	(2,632,593)
Depreciation and amortization	(3,280,524)	(162,020)	(571,126)	(4,013,670)
Taxes, fees and contributions	(36,625)	(919,018)	(11,963)	(967,606)
Rent and insurance	(609,595)	(92,363)	(62,954)	(764,912)
Cost of goods sold	(846,839)	-	-	(846,839)
Publicity and advertising	-	(410,982)	-	(410,982)
Losses on doubtful accounts	-	(316,387)	-	(316,387)
Other	(3,063)	(21,835)	(43,967)	(68,865)